STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund

August 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Banks - 7.5%
Associated Banc-Corp	135,000		2,597,400
Bank of America	385,900		10,616,109
Citizens Financial Group	86,300		2,911,762
Comerica	259,000		15,967,350
Cullen/Frost Bankers	30,250	[a]	2,511,053
JPMorgan Chase & Co.	218,355		23,988,480
New York Community Bancorp	263,850		3,044,829
Regions Financial	918,008		13,421,277
Zions Bancorp	68,100		2,798,229
			77,856,489
Capital Goods - 3.7%
Eaton	176,200		14,222,864
Hubbell	22,600		2,963,764
Johnson Controls International	123,900		5,289,291
PACCAR	195,800		12,836,648
The Timken Company	83,300		3,346,994
			38,659,561
Consumer Durables & Apparel - 1.4%
Garmin	41,000		3,344,370
Tapestry	200,300		4,136,195
Whirlpool	48,700		6,773,683
			14,254,248
Consumer Services - 1.8%
H&R Block	463,600	[a]	11,228,392
Las Vegas Sands	125,700		6,972,579
			18,200,971
Diversified Financials - 2.3%
Ares Capital	159,163		3,001,814
Discover Financial Services	34,200		2,734,974
Federated Investors, Cl. B	103,100		3,303,324
Morgan Stanley	90,350		3,748,621
Synchrony Financial	238,000		7,627,900
The Goldman Sachs Group	16,700		3,405,297
			23,821,930
Energy - 6.5%
Chevron	196,400		23,120,208
ConocoPhillips	49,300		2,572,474
Exxon Mobil	214,910		14,717,037
Helmerich & Payne	214,000		8,044,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 6.5% (continued)
Kinder Morgan	192,000		3,891,840
Occidental Petroleum	72,100		3,134,908
Phillips 66	52,500		5,178,075
The Williams Companies	273,900		6,464,040
			67,122,842
Food & Staples Retailing - 1.0%
The Kroger Company	254,400		6,024,192
Walgreens Boots Alliance	84,300		4,315,317
			10,339,509
Food, Beverage & Tobacco - 4.1%
Altria Group	470,470		20,578,358
Philip Morris International	263,790		19,016,621
The Coca-Cola Company	53,200		2,928,128
			42,523,107
Household & Personal Products - 2.8%
Kimberly-Clark	117,750		16,615,702
The Procter & Gamble Company	105,200		12,648,196
			29,263,898
Insurance - 4.1%
MetLife	254,900		11,292,070
Old Republic International	389,750		9,104,560
Principal Financial Group	220,600		11,740,332
Prudential Financial	31,605		2,531,244
Unum Group	320,900		8,154,069
			42,822,275
Materials - 2.8%
International Paper	185,900		7,268,690
LyondellBasell Industries, Cl. A	247,600		19,159,288
Nucor	53,700		2,630,226
			29,058,204
Media & Entertainment - 4.9%
Alphabet, Cl. A	11,600	[b]	13,810,148
Alphabet, Cl. C	11,600	[b]	13,781,960
Facebook, Cl. A	67,100	[b]	12,458,457
Netflix	8,900	[b]	2,614,375
The Interpublic Group of Companies	407,400		8,099,112
			50,764,052
Pharmaceuticals Biotechnology & Life Sciences - 13.9%
AbbVie	240,030		15,779,572
Amgen	74,400		15,521,328
Bristol-Myers Squibb	611,600		29,399,612
Eli Lilly & Co.	61,000		6,891,170
Gilead Sciences	325,600		20,688,624
Johnson & Johnson	101,800		13,067,048

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 13.9% (continued)
Merck & Co.	335,910		29,046,138
Pfizer	376,007		13,367,049
			143,760,541
Real Estate - 4.5%
Apartment Investment & Management, Cl. A	123,900	[c]	6,318,900
Brixmor Property Group	185,650	[c]	3,421,530
CoreCivic	319,600	[c]	5,417,220
EPR Properties	37,100	[c]	2,903,075
Hospitality Properties Trust	110,840	[a,c]	2,675,678
Host Hotels & Resorts	161,200	[c]	2,585,648
Lamar Advertising, Cl. A	40,700	[c]	3,119,655
Medical Properties Trust	324,900	[c]	6,039,891
Simon Property Group	35,500	[c]	5,287,370
SITE Centers	212,875	[c]	2,950,448
Spirit Realty Capital	69,000	[c]	3,307,860
Tanger Factory Outlet Centers	178,950	[a,c]	2,530,353
			46,557,628
Retailing - 4.0%
Amazon.com	17,700	[b]	31,440,333
Foot Locker	196,100		7,096,859
Nordstrom	98,100	[a]	2,841,957
			41,379,149
Semiconductors & Semiconductor Equipment - 2.4%
Intel	527,845		25,025,131
Software & Services - 7.8%
International Business Machines	115,040		15,591,371
Microsoft	307,885		42,445,026
Paychex	34,000		2,777,800
The Western Union Company	892,450	[a]	19,740,994
			80,555,191
Technology Hardware & Equipment - 9.3%
Apple	186,970		39,028,118
Cisco Systems	149,450		6,995,754
Hewlett Packard Enterprise	1,057,100		14,609,122
NetApp	101,600		4,882,896
Seagate Technology	330,650		16,601,936
Xerox Holdings	478,000		13,857,220
			95,975,046
Telecommunication Services - 5.7%
AT&T	815,960		28,770,750
Verizon Communications	511,170		29,729,647
			58,500,397

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Transportation - 2.5%
Norfolk Southern		14,700		2,558,535
United Parcel Service, Cl. B		199,320		23,651,311
				26,209,846
Utilities - 6.4%
AES		1,041,600		15,967,728
CenterPoint Energy		97,200		2,691,468
Exelon		57,900		2,736,354
FirstEnergy		343,600		15,805,600
OGE Energy		170,317		7,301,490
Pinnacle West Capital		36,900		3,516,939
PPL		209,200		6,181,860
Public Service Enterprise Group		200,700		12,136,329
				66,337,768
Total Common Stocks (cost $973,451,878)				1,028,987,783

Limited Partnerships - .0%
Real Estate - .0%
Brookfield Property Partners LP (cost $156,401)		8,196	[a]	154,331
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,145,540)	2.09	4,145,540	[d]	4,145,540

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,177,231)	2.09	3,177,231	[d]	3,177,231
Total Investments (cost $980,931,050)		100.1%		1,036,464,885
Liabilities, Less Cash and Receivables		(.1%)		(1,146,307)
Net Assets		100.0%		1,035,318,578

LP—Limited Partnership

a Security, or portion thereof, on loan. At August 31, 2019, the value of the fund’s securities on loan was $38,622,986 and the value of the collateral held by the fund was $39,457,072, consisting of cash collateral of $3,177,231 and U.S. Government & Agency securities valued at $36,279,841.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,028,987,783	-	-	1,028,987,783
Investment Companies	7,322,771	-	-	7,322,771
Master Limited Partnerships	154,331	-	-	154,331

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

NOTES

At August 31, 2019, accumulated net unrealized appreciation on investments was $55,533,835, consisting of $105,487,927 gross unrealized appreciation and $49,954,092 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.